Treasury shares - Summary of Treasury shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of Treasury Shares [abstract]
At January 1	¥ 285,561	$ 41,249	¥ 0
Addition	0	0	285,561
At December 31	¥ 285,561	$ 41,249	¥ 285,561